CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts	¥ 1,039,958		¥ 992,010
Short-term borrowing, consolidated VIEs	108,743,369	$ 16,713,550	107,517,367
Accounts payable, consolidated VIEs	37,129,671	5,706,726	37,038,856
Other taxes payable, consolidated VIEs	1,714,992	263,589	283,994
Advances from customers, consolidated VIEs	47,558,542	7,309,614	26,711,967
Amounts due to related parties, consolidated VIEs	88,939,108	13,669,691	107,203,023
Deferred revenue, consolidated VIEs	5,576,269	857,057	15,921,873
Refund of game points, consolidated VIEs	169,998,682	26,128,319	169,998,682
Warrants, consolidated VIEs	3,742,271	575,177	16,357,737
Convertible notes, consolidated VIEs	260,563,020	40,047,803
Interest payables, consolidated VIEs	9,505,843	1,461,021	412,626
Accrued expense and other current liabilities, consolidated VIEs	¥ 83,700,051	$ 12,864,462	92,302,898
Long-term borrowing, consolidated VIEs			35,141,459
Convertible notes, consolidated VIEs			¥ 197,284,836
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares issued | shares	44,544,036	44,544,036	23,915,501
Ordinary shares, shares outstanding | shares	44,544,036	44,544,036	23,915,501
Variable Interest Entity, Primary Beneficiary
Short-term borrowing, consolidated VIEs	¥ 0		¥ 24,992,214
Accounts payable, consolidated VIEs	6,706,484		5,883,617
Other taxes payable, consolidated VIEs	169,300		61,071
Advances from customers, consolidated VIEs	24,558,422		15,396,355
Amounts due to related parties, consolidated VIEs	55,361,287		27,859,901
Deferred revenue, consolidated VIEs	4,568,595		3,121,950
Refund of game points, consolidated VIEs	169,998,682		169,998,682
Warrants, consolidated VIEs	0		0
Convertible notes, consolidated VIEs	0		0
Interest payables, consolidated VIEs	0		0
Accrued expense and other current liabilities, consolidated VIEs	69,543,098		77,781,852
Long-term borrowing, consolidated VIEs	0		0
Convertible notes, consolidated VIEs	¥ 0		¥ 0